CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Selling and marketing USD ($)	Dec. 31, 2013 Selling and marketing CNY	Dec. 31, 2012 Selling and marketing CNY	Dec. 31, 2011 Selling and marketing CNY	Dec. 31, 2013 General and administrative USD ($)	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2013 Research and development USD ($)	Dec. 31, 2013 Research and development CNY	Dec. 31, 2012 Research and development CNY	Dec. 31, 2011 Research and development CNY
NET REVENUES
- Educational program and services	$ 188,395	1,140,487	1,210,591	1,130,269
Software products		0	66,886	366,600
Total net revenues	188,395	1,140,487	1,277,477	1,496,869
COST OF REVENUES
- Educational program and services	(122,675)	(742,637)	(793,129)	(571,953)
- Software products			(12,177)	(49,223)
Total cost of revenues	(122,675)	(742,637)	(805,306)	(621,176)
GROSS PROFIT	65,720	397,850	472,171	875,693
Operating expenses:
Selling and marketing	(61,830)	(374,301)	(594,456)	(351,592)
General and administrative	(91,761)	(555,494)	(698,977)	(266,101)
Research and development	(3,229)	(19,545)	(31,842)	(39,541)
Impairment loss	(13,916)	(84,246)	(806,646)
Total operating expenses	(170,736)	(1,033,586)	(2,131,921)	(657,234)
OPERATING INCOME (LOSS)	(105,016)	(635,736)	(1,659,750)	218,459
OTHER INCOME (EXPENSE)
Interest expenses, net	(2,333)	(14,126)	(9,857)	(15,854)
Foreign exchange losses, net	(18)	(109)	(1,229)	(5,343)
Other income (loss), net	(2,230)	(13,500)	1,581	1,078
INCOME (LOSS) BEFORE INCOME TAX, NON-CONTROLLING INTEREST, AND DISCONTINUED OPERATIONS	(109,597)	(663,471)	(1,669,255)	198,340
Income tax benefit (expense)	4,868	29,471	52,628	(37,239)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(104,729)	(634,000)	(1,616,627)	161,101
Loss from and on sale of discontinued operations, net of income tax	(45,626)	(276,205)	(56,888)	(144,882)
NET INCOME (LOSS)	(150,355)	(910,205)	(1,673,515)	16,219
Add: Net loss attributable to non -controlling interest from continuing operations	559	3,387	(319)	4,377
Add: Net loss attributable to non-controlling interest from discontinued operations			52,668	589
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	(149,796)	(906,818)	(1,621,166)	21,185
Net income (loss) from continuing operations per share-basic (in CNY and dollars per share)	$ (0.64)	(3.85)	(11.10)	1.16
Net income (loss) from continuing operations per share-diluted (in CNY and dollars per share)	$ (0.64)	(3.85)	(11.10)	1.10
Net income (loss) from discontinued operations per share-basic (in CNY and dollars per share)	$ (0.28)	(1.68)	(0.03)	(1.01)
Net income (loss) from discontinued operations per share-diluted (in CNY and dollars per share)	$ (0.28)	(1.68)	(0.03)	(1.01)
Weighted average shares used in calculating basic net income (loss) per share (in shares)	163,942,809	163,942,809	145,659,940	142,939,038
Weighted average shares used in calculating diluted net income (loss) per share (in shares)	163,942,809	163,942,809	145,659,940	150,432,812
Share-based compensation expense included in:
Share-based compensation expense	12,653	76,595	95,177	33,348	439	2,658	6,286	7,286	12,077	73,108	88,019	25,220	137	829	872	842
COMPREHENSIVE INCOME (LOSS)
NET INCOME (LOSS)	(150,355)	(910,205)	(1,673,515)	16,219
Foreign Translation Adjustments	205	(4,299)	4,401	(25,698)
TOTAL COMPREHENSIVE LOSS	$ (150,150)	(908,966)	(1,669,114)	(9,479)